Taxes - Summary of Equity and Other Comprehensive Income (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Remeasurements of defined benefits pension plans	kr (1,376)	kr (147)	kr (251)
Revaluation of credit risk on borrowings	(6)	117	137
Cash flow hedge reserve	(995)	652	(380)
Non-controlling interests	2	2	0
Total	kr (2,375)	kr 624	kr (494)